CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Q1) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended									9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net revenue	$ 96,803	$ 102,103	$ 82,829	$ 75,196	$ 72,728	$ 65,154	$ 57,575	$ 57,745	$ 57,822		$ 332,856	$ 238,296
Cost of revenue	69,182				50,159						234,731	161,575
Salaries and related costs	10,269				8,331						33,386	27,978
General and administrative expenses	6,962		6,807		5,297					$ 16,756	30,020	19,927
Acquisition costs	1,494				27						4,814	19,234
Depreciation and amortization	5,419				4,315						17,954	9,745
Income (loss) from operations	3,477		2,479		4,599					12,916	11,951	(163)
Interest expense	3,257				3,790						13,740	10,930
Change in fair value of warrant liabilities	315	12,680	(3,840)		0					(3,840)	8,840	0
Net income (loss) before income taxes	(95)	(16,683)	2,898		809					6,054	(10,629)	(11,093)
Income tax expense	117				52						3,085	137
Net income (loss)	(212)	(17,867)	1,262	2,134	757	(2,233)	(9,492)	(111)	606	4,153	(13,714)	(11,230)
Net income (loss) attributable to non-controlling interest		(7,481)	2,463	0	0	0	0	0	0	2,463	(5,018)	0
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (119)	$ (10,386)	$ (1,201)	$ 2,134	$ 757	$ (2,233)	$ (9,492)	$ (111)	$ 606	$ 1,690	$ (8,696)	$ (11,230)
Earnings (loss) per share attributable to Digital Media Solutions, Inc.:
Diluted (usd per share)	$ 0.00	$ (0.32)	$ (0.04)
Basic (usd per share)	$ 0.00	$ (0.32)	$ (0.04)
Weighted-average shares outstanding - basic (in shares)	33,241
Weighted-average shares outstanding - diluted (in shares)	33,241